UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-2004

Waddell & Reed Advisors International Growth Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of W&R Advisors International Growth Fund
September 30, 2007
COMMON STOCKS	Shares	Value

Australia - 3.25%
Australian Stock Exchange Limited	250,000	$11,923,777
Boart Longyear Limited (A)*	5,430,000	11,467,590
Rio Tinto Limited	60,000	5,761,746
		29,153,113
Belgium - 1.01%
InBev NV	100,000	9,063,298

Bermuda- 1.42%
Esprit Holdings Limited	800,000	12,709,275

Brazil - 1.18%
Petroleo Brasileiro S.A. - Petrobras, ADR	140,000	10,570,000

Canada - 1.66%
Goldcorp Inc.	200,000	6,112,703
Shoppers Drug Mart Corporation	160,000	8,747,600
		14,860,303
Cayman - 0.47%
Agile Property Holdings Limited	2,000,000	4,198,692

China - 5.13%
China Coal Energy Company Limited, H Shares (A)*	3,750,000	11,143,127
China Mobile Limited	1,300,000	21,288,036
Qiao Xing Mobile Communication Co., Ltd.*	402,500	3,924,375
SINA Corporation*	200,000	9,576,000
		45,931,538
Finland - 2.09%
Fortum Oyj	250,000	9,175,947
Nokia OYJ	250,000	9,503,914
		18,679,861
France - 8.32%
ALSTOM	30,000	6,098,903
L'Oreal	40,000	5,247,473
LVMH Moet Hennessy - Louis Vuitton	75,000	8,990,931
Pernod Ricard	40,800	8,903,056
TOTAL S.A.	180,000	14,635,315
VINCI	300,000	23,438,235
Vallourec	25,000	7,201,015
		74,514,928
Germany - 14.07%
Allianz Aktiengesellschaft, Registered Shares	70,000	16,354,860
Bayer Aktiengesellschaft	250,000	19,856,265
Beiersdorf Aktiengesellschaft	100,000	7,466,241
Deutsche Borse AG	180,000	24,450,370
E.ON AG	60,000	11,073,593
Fresenius AG	103,500	8,028,633
Siemens AG	130,000	17,842,120
Vossloh AG	75,000	8,067,989
Wacker Chemie AG	40,000	9,411,228
Wacker Construction Equipment AG*	125,000	3,516,733
		126,068,032
Greece - 1.88%
Bank of Cyprus Limited	700,000	12,357,227
National Bank of Greece S.A.	70,000	4,461,778
		16,819,005
Hong Kong - 1.79%
CNOOC Limited	7,000,000	11,759,939
Hutchison Whampoa Limited, Ordinary Shares	400,000	4,278,446
		16,038,385
India - 0.59%
ICICI Bank Limited, ADR	100,000	5,272,000

Ireland - 1.51%
Anglo Irish Bank Corporation plc (Great Britain)	200,000	3,707,453
CRH public limited company	250,000	9,853,270
		13,560,723
Italy - 3.61%
Finmeccanica SpA	200,000	5,826,406
Saipem S.p.A.	300,000	12,799,270
UniCredito Italiano S.p.A.	1,600,000	13,689,059
		32,314,735
Japan - 14.91%
Astellas Pharma Inc.	100,000	4,796,936
Canon Inc.	262,500	14,328,777
Hoya Corporation	300,000	10,238,106
Japan Tobacco Inc.	2,000	10,986,811
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	500	4,396,465
Kurita Water Industries Ltd.	150,000	5,092,935
Mitsubishi Electric Corporation	800,000	10,029,165
Mitsubishi Estate Co., Ltd.	400,000	11,456,928
Nintendo Co., Ltd.	35,000	18,221,390
ORIX Corporation	45,000	10,264,223
Shin-Etsu Chemical Co., Ltd.	150,000	10,368,694
Suzuki Motor Corporation	150,000	4,439,995
Toyota Motor Corporation	270,000	15,936,969
YAMADA-DENKI Co., Ltd.	30,000	2,969,573
		133,526,967
Norway - 1.07%
Aker Kvaerner ASA	300,000	9,557,153

South Korea- 1.05%
Samsung Electronics Co., Ltd.	15,000	9,424,170

Sweden - 1.06%
H & M Hennes & Mauritz AB	150,000	9,508,698

Switzerland - 12.81%
ABB Ltd	400,000	10,533,820
Compagnie Financiere Richemont SA	160,000	10,602,534
Holcim Ltd, Registered Shares	120,000	13,254,885
Nestle S.A., Registered Shares	52,000	23,359,244
Nobel Biocare Holding AG	30,000	8,123,255
Novartis AG, Registered Shares	150,000	8,277,861
Roche Holdings AG, Genussschein	100,000	18,131,845
Swatch Group Ltd (The), Bearer Shares	30,000	9,843,247
Syngenta AG	16,900	3,643,461
Zurich Financial Services, Registered Shares	30,000	8,999,356
		114,769,508
United Kingdom - 12.68%
BAE Systems plc	1,500,000	15,145,470
BHP Billiton Plc	500,000	17,902,447
British American Tobacco p.l.c.	600,000	21,507,488
Diageo plc	300,000	6,592,193
IG Group Holdings plc (A)	940,000	7,284,250
Informa plc	200,000	2,048,040
Intertek Group plc	500,000	9,687,781
Prudential plc	300,000	4,612,693
Reckitt Benckiser plc	300,000	17,628,284
Safestore Holdings Limited (A)	730,000	2,751,913
Standard Chartered PLC	150,000	4,910,385
Vodafone Group Plc	1,000,000	3,611,179
		113,682,123
United States - 4.29%
Research In Motion Limited*	390,000	38,426,700

TOTAL COMMON STOCKS - 95.85%		$858,649,207

(Cost: $569,127,273)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Banks - 1.27%
Lloyds TSB Bank PLC:
4.97%, 10-17-07	$7,000	6,984,538
5.59%, 10-17-07	4,400	4,389,068
		11,373,606
Health Care - Drugs - 0.33%
GlaxoSmithKline Finance plc,
5.4%, 10-5-07	3,000	2,998,200

Mining - 0.43%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5.0%, 10-1-07	3,846	3,846,000

Utilites - Electric - 0.56%
Detroit Edison Co.,
5.55%, 10-11-07	5,000	4,992,292

Utilites - Gas & Pipeline - 0.45%
Michigan Consolidated Gas Co.,
5.55%, 10-15-07	4,000	3,991,366

Total Commercial Paper - 3.04%		27,201,464

Commercial Paper (backed by irrevocable bank letter of credit) - 0.55%
Food and Related
COFCO Capital Corp. (Rabobank Nederland),
5.65%, 10-18-07	5,000	4,986,660

Municipal Obligation - Taxable - 0.56%
California
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
5.52%, 10-5-07	5,000	5,000,000

TOTAL SHORT-TERM SECURITIES - 4.15%		$37,188,124

(Cost: $37,188,124)

TOTAL INVESTMENT SECURITIES - 100.00%		$895,837,331

(Cost: $606,315,397)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2007, the total value of these securities amounted to $32,646,880 or 3.64% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors International Growth Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 29, 2007

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 29, 2007